Derivative financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MMBTU	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sakes and purchases | $	$ (2,808)
Derivatives held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement | $	315	$ 250
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement | $	$ 829	$ 160	$ (351)
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	(175)
Highly probable forecast sales | Cash flow hedges | Within one year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	135
Highly probable forecast sales | Cash flow hedges | 1-2 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	40